Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2019
Asset Retirement Obligation [Abstract]
Asset retirement obligations	The results of the reviews (identified as Revisions in estimated cash outflows) and other changes in asset retirement obligations during 2019 and 2018, were as follows:

	2019	2018
(Dollars in millions)
Balance at beginning of year	$307	$283
Additional liabilities accrued	13	2
Revisions in estimated cash outflows	2	6
Acquisition of assets	1	—
Disposition of assets	(1)	(1)
Accretion expense	20	18
Transferred to Liabilities held for sale	—	(1)
Balance at end of year	$342	$307